13F-HR

                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2008
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JS Asset Management, LLC
Address:  One Tower Bridge
          100 Front St, Suite 501
          West Conshohocken, PA 19428

Form 13F File Number: 28-12350
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Brian McCafferty
Title: Head Trader

Phone: 610-234-2209

Signature                       City             State      and Date of Signing:
Brian McCafferty                West Conshohocken PA              11/12/2008
-----------------------         -----------------------          ---------------
Signature                       City            State                Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total: $ 124,341

List of Other Included Managers:  Russell Investment Group File# 28-01190



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

                                  Title of                                       Investment  Discretion  Other   Voting Authority
Issuer Name                         Class        Cusip       MKT VAL     Shares    Sole(A)    Shared     Mngrs  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp. ADR          Common Stock  002255107      2231479.86    196433     Sole     0         0     196433        0
Abitibibowater Inc              Common Stock  003687100      1640984.49    424027     Sole     0         0     424027        0
Alcatel ADR                     Common Stock  013904305      5676003.84   1478126     Sole     0         0    1478126        0
Alliance Semiconductor Inc.     Common Stock  01877h100        48371.25     64495     Sole     0         0      64495        0
American Equity Investment
  Life Holding Co               Common Stock  025676206          314250     41900     Sole     0         0      41900        0
American Int'l Group            Common Stock  026874107          628371    188700     Sole     0         0     188700        0
ArvinMeritor Inc                Common Stock  043353101           75632      5800     Sole     0         0       5800        0
Bank of America Corp.           Common Stock  060505104         6191500    176900     Sole     0         0     176900        0
BearingPoint Inc.               Common Stock  074002106       1705462.2   3279735     Sole     0         0    3279735        0
CIT Group                       Common Stock  125581108          165648     23800     Sole     0         0      23800        0
Capital One Financial Corp      Common Stock  14040H105          428400      8400     Sole     0         0       8400        0
Cavalier Homes Inc              Common Stock  149507105           75096     44700     Sole     0         0      44700        0
Centex Corp                     Common Stock  152312104         8482320    523600     Sole     0         0     523600        0
Champion Enterprises Inc        Common Stock  158496109           77700     14000     Sole     0         0      14000        0
Citigroup Inc.                  Common Stock  172967101      9472892.17    461867     Sole     0         0     461867        0
Conseco Inc.                    Common Stock  208464883           84128     23900     Sole     0         0      23900        0
Cooper Tire & Rubber Co.        Common Stock  216831107          117820     13700     Sole     0         0      13700        0
Dell Inc.                       Common Stock  24702r101       4867697.6    295370     Sole     0         0     295370        0
General Motors Corp.            Common Stock  370442105         1749195    185100     Sole     0         0     185100        0
Genworth Financial Inc.         Common Stock  37247d106      6688437.42    776822     Sole     0         0     776822        0
Horton (D.R.) Inc.              Common Stock  23331a109       8875603.8    681690     Sole     0         0     681690        0
Hovnanian Enterprises           Common Stock  442487203          266067     33300     Sole     0         0      33300        0
Hudson Highland Group Inc.      Common Stock  443792106          654690     94200     Sole     0         0      94200        0
Huntington Bancshares Inc       Common Stock  446150104         2522443    315700     Sole     0         0     315700        0
IShares DJ Home Contruction     Common Stock  464288752          811792     45200     Sole     0         0      45200        0
JC Penney Company Inc.          Common Stock  708160106         4724278    141700     Sole     0         0     141700        0
JP Morgan Chase and Co.         Common Stock  46625h100         4053560     86800     Sole     0         0      86800        0
KeyCorp                         Common Stock  493267108         3861396    323400     Sole     0         0     323400        0
Landamerica Financial Group     Common Stock  514936103         1488950     61400     Sole     0         0      61400        0
Libbey Inc.                     Common Stock  529898108          637399     74900     Sole     0         0      74900        0
Meritage Homes Corp.            Common Stock  59001a102          276640     11200     Sole     0         0      11200        0
Mirant Corp                     Common Stock  60467R100        331597.7     18130     Sole     0         0      18130        0
Motorola Inc                    Common Stock  620076109       3749356.8    525120     Sole     0         0     525120        0
Navistar International          Common Stock  63934e108      6699031.92    123644     Sole     0         0     123644        0
Nortel Networks Corp.           Common Stock  656568508       912739.52    407473     Sole     0         0     407473        0
Office Depot Inc                Common Stock  676220106          275868     47400     Sole     0         0      47400        0
Omnicare Inc                    Common Stock  681904108       2380429.8     82740     Sole     0         0      82740        0
Peabody Energy Corp             Common Stock  704549104         4150800     92240     Sole     0         0      92240        0
Pilgrim's Pride Corp            Common Stock  721467108          126741     50900     Sole     0         0      50900        0
Pulte Homes                     Common Stock  745867101       6946722.2    497260     Sole     0         0     497260        0
Qimonda AG                      Common Stock  746904101           70805     83300     Sole     0         0      83300        0
Reliant Energy Inc.             Common Stock  75952b105      5324406.15    724409     Sole     0         0     724409        0
Ryland Group Inc.               Common Stock  783764103          371280     14000     Sole     0         0      14000        0
SPDR S&P Homebuilders           Common Stock  78464A888          186865      9500     Sole     0         0       9500        0
Sanofi-Aventis ADR              Common Stock  80105n105      3537995.32    107636     Sole     0         0     107636        0
Sprint Nextel Corp.             Common Stock  852061100         5230689    857490     Sole     0         0     857490        0
Tyson Foods Inc.                Common Stock  902494103         3149175    263750     Sole     0         0     263750        0
UAL Corp.                       Common Stock  902549807           82626      9400     Sole     0         0       9400        0
US Airways Group Inc.           Common Stock  90341w108           16884      2800     Sole     0         0       2800        0
Wachovia Corp                   Common Stock  929903102         1564570    447020     Sole     0         0     447020        0
iShares Russell
  1000 Value Index Fd.          Common Stock  464287598          338617      5300     Sole     0         0       5300        0